OTHER EXPENSE (INCOME) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Other Expense (Income) [Abstract]
Care and maintenance		$ 52	$ 0		$ 45
Governmental fiscal claims		15	11		7
Legacy tailings storage facilities obligations		52	(16)		9
Pension and medical defined benefit		6	7		7
Royalties received		(1)	(2)		(2)
Retrenchment and related costs		15	0		18
Legal fees and project costs		(1)	1		10
Other indirect taxes		(14)	11		18
Other income		(20)	0		0
Premium on settlement of bonds		0	0		24
Other (expenses) income (2)	[1]	104	12	[2],[3]	136	[2],[3]
Retrenchment costs		6	0		14
Expense of restructuring activities	[1]	$ 314	$ 14	[2],[3]	$ 0	[2],[3]

[1]	Corporate restructuring costs incurred are costs associated with the AngloGold Ashanti corporate restructuring and related taxes. This includes dividend withholding taxes of $221m (2022: nil; 2021: nil); Australian landholder duties of $49m (2022: nil; 2021: nil) and corporate advisory costs of  $44m (2022: $14m;
2021: nil). The corporate restructuring costs of $14m for 2022 were previously included in other (expenses) income. Refer to note 1.3.1.

[2]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.